Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	ASYMmetric ETFs Trust
Entity Central Index Key	0001833032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 05, 2021
Document Effective Date	Mar. 05, 2021
Prospectus Date	Mar. 05, 2021
ASYMshares ASYMmetric 500 ETF | ASYMshares ASYMmetric 500 ETF
Prospectus [Line Items]
Trading Symbol	aspy